Supplement to the
Strategic Advisers® Short Duration Fund
July 30, 2016
Prospectus

Effective on or about January 1, 2017, Michael Reinartz will become sole portfolio manager of T. Rowe Price’s portion of the fund’s assets.

ASD-16-01 1.955931.103	October 12, 2016